SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Other Accounts Payables and Accruals	Other accounts payables and accruals
	As of December, 31
	2017	2018

Accrued expenses	$910	$1,031
Employees payables	376	897
Other	46	43
	$1,332	$1,971